Net Interest Income (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Net Interest Income

Net interest income for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Interest income from:
Deposits with banks	¥78,217	¥45,770	¥40,472
Call loans and bills bought	19,362	12,065	21,828
Reverse repurchase agreements and cash collateral on securities borrowed	40,021	29,601	22,011
Investment securities	102,295	87,348	84,912
Loans and advances	1,904,175	1,725,477	1,703,361

Total interest income	2,144,070	1,900,261	1,872,584

Interest expense from:
Deposits	382,753	249,028	202,312
Call money and bills sold	8,763	5,286	5,583
Repurchase agreements and cash collateral on securities lent	61,341	20,623	15,105
Borrowings	89,196	79,835	72,203
Debt securities in issue	190,774	146,937	135,172
Others	1,142	629	726

Total interest expense	733,969	502,338	431,101

Net interest income	¥1,410,101	¥1,397,923	¥1,441,483